DIGITAL ASSETS - SECURITIZE, INC. AND SUBSIDIARIES - Detail (Details) - Securitize, Inc. and Subsidiaries	Mar. 31, 2026 USD ($) crypto_unit	Dec. 31, 2025 USD ($) crypto_unit	Dec. 31, 2024 USD ($) crypto_unit
Crypto Asset, Holding [Line Items]
Cost basis		$ 2,023,098	$ 20,775,879
Fair value	$ 1,342,903	1,936,626	31,246
Digital assets from operations	165,100	1,936,626	0
Digital assets held for investment	$ 1,177,803	$ 0	$ 31,246
ZK Token
Crypto Asset, Holding [Line Items]
Quantity of Digital assets held | crypto_unit	34,234,282	21,734,039
Cost basis	$ 1,156,345	$ 795,278
Fair value	$ 599,444	$ 630,213
Aptos
Crypto Asset, Holding [Line Items]
Quantity of Digital assets held | crypto_unit	163,921	109,024
Cost basis	$ 301,429	$ 298,464
Fair value	$ 146,346	$ 180,931
Wormhole Token
Crypto Asset, Holding [Line Items]
Quantity of Digital assets held | crypto_unit	33,518,162	33,518,162
Cost basis	$ 3,361,453	$ 3,361,453
Fair value	479,612	1,100,244
Other
Crypto Asset, Holding [Line Items]
Fair value	$ 117,501	$ 25,238
Elixir
Crypto Asset, Holding [Line Items]
Quantity of Digital assets held | crypto_unit			20,721,815
Cost basis			$ 20,721,815
Tether
Crypto Asset, Holding [Line Items]
Quantity of Digital assets held | crypto_unit			22,818
Cost basis			$ 22,818